Share capital - Narrative (Details) $ / shares in Units, $ in Thousands				4 Months Ended		6 Months Ended
	May 08, 2026 shares	Mar. 10, 2026 USD ($) $ / shares shares	May 09, 2025 shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($)
Disclosure of classes of share capital [line items]
Share capital repurchase amount (in shares) | shares	1,269,702		1,481,659
Share capital public float percent	5.00%		5.00%
Share capital average price (in dollars per share) | (per share)		$ 20.40		$ 18.02	$ 24.83
Shares repurchased for cancellation		$ 60,000		$ 19,421		$ 79,421	$ 43,615
Automatic share repurchase plan liability (Note 11)				$ 0	$ 0	$ 0		$ 0
Incurred transactions costs		$ 558
Share capital
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation (in shares) | shares		2,941,176		1,077,544		4,018,720	1,529,256